SHARE-BASED COMPENSATION (Schedule of Assumptions of Fair Value of Stock Options Granted) (Details) - Stock Options [Member]	12 Months Ended
Dec. 31, 2019 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Weighted average grant date fair value	$ 9.63
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.53%
Expected option term (years)	5 years 6 months
Expected share price volatility	50.40%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.63%
Expected option term (years)	7 years
Expected share price volatility	65.90%